Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration in cash	23,450
Less: Carrying value of net assets of companies acquired	1,190
Excess of consideration over acquired assets	22,260
Fair Value of consideration	14,350
Less: Carrying value of net assets of companies acquired	7,649
Excess of consideration over acquired assets	6,701